Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	$ 1,074,428
Other additions		267,173	$ 142,814
Depreciation for the year		225,007	170,520
Ending balance		2,331,874	1,074,428	[1]
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,716,655	1,701,286
Additions through business combinations		1,273,070	24,003
Other additions		267,173	142,814
Disposals		(188,238)	(139,014)
Reclassification (to) from assets held for sale		(7,820)	(29,172)
Sale of business			(4,162)
Transfer to right-of-use assets		21,474
Effect of movements in exchange rates		915	20,900
Ending balance		3,083,229	1,716,655
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		642,227	575,857
Depreciation for the year		225,007	170,520
Disposals		(120,020)	(94,780)
Reclassification (to) from assets held for sale		(2,573)	(15,814)
Sale of business			(3,076)
Transfer to right-of-use assets		5,746
Effect of movements in exchange rates		968	9,520
Ending balance		751,355	642,227
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		254,987
Ending balance		1,037,989	254,987
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		314,804	308,677
Additions through business combinations		766,391	1,771
Other additions		36,902	19,331
Disposals		(1,473)	(731)
Reclassification (to) from assets held for sale		(8,843)	(19,201)
Sale of business			(484)
Transfer to right-of-use assets		0
Effect of movements in exchange rates		2,220	5,441
Ending balance		1,110,001	314,804
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		59,817	58,609
Depreciation for the year		16,301	8,462
Disposals		(1,332)	(657)
Reclassification (to) from assets held for sale		(2,997)	(7,326)
Sale of business			(329)
Transfer to right-of-use assets		0
Effect of movements in exchange rates		223	1,058
Ending balance		72,012	59,817
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		773,295
Ending balance		1,194,570	773,295
Rolling Stock | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,267,617	1,267,313
Additions through business combinations		445,656	21,634
Other additions		217,080	112,645
Disposals		(177,992)	(133,149)
Reclassification (to) from assets held for sale		1,023	(9,971)
Sale of business			(3,395)
Transfer to right-of-use assets		21,474
Effect of movements in exchange rates		(2,395)	12,540
Ending balance		1,772,463	1,267,617
Rolling Stock | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		494,322	437,163
Depreciation for the year		187,895	151,369
Disposals		(110,341)	(89,676)
Reclassification (to) from assets held for sale		424	(8,488)
Sale of business			(2,494)
Transfer to right-of-use assets		5,746
Effect of movements in exchange rates		(153)	6,448
Ending balance		577,893	494,322
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		46,146
Ending balance		99,315	46,146
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		134,234	125,296
Additions through business combinations		61,024	598
Other additions		13,191	10,838
Disposals		(8,773)	(5,134)
Reclassification (to) from assets held for sale		0	0
Sale of business			(283)
Transfer to right-of-use assets		0
Effect of movements in exchange rates		1,089	2,919
Ending balance		200,765	134,234
Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		88,088	80,085
Depreciation for the year		20,811	10,689
Disposals		(8,347)	(4,447)
Reclassification (to) from assets held for sale		0	0
Sale of business			(253)
Transfer to right-of-use assets		0
Effect of movements in exchange rates		898	2,014
Ending balance		$ 101,450	$ 88,088

[1]	Recasted for change in accounting policy (see note 10)